UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21529
The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Global Utility & Income Trust
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 10.7% during the third quarter of 2009, compared with 6.2% and 9.6% for the Standard & Poor’s (“S&P”) Utilities Index and the Lipper Utility Fund Average, respectively.
     Enclosed is the investment portfolio as of September 30, 2009.
Comparative Results

Average Annual Returns through September 30, 2009 (a)

						Since
		Year to				Inception
	Quarter	Date	1 Year	3 Year	5 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	10.66%	9.06%	(1.48)%	0.46%	6.05%	6.31%
Investment Total Return (c)	10.79	18.48	13.74	2.87	6.21	4.64
S&P 500 Index	15.59	19.27	(6.91)	(5.43)	1.01	0.96
S&P 500 Utilities Index	6.15	4.33	(7.06)	(1.16)	7.00	8.16
Lipper Utility Fund Average	9.64	10.09	(4.84)	(1.39)	6.71	7.81

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance.

The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 95.8%
	ENERGY AND UTILITIES — 71.0%
	Energy and Utilities: Alternative Energy — 0.6%
	U.S. Companies
8,000	Ormat Technologies Inc.	$326,560

	Energy and Utilities:
	Electric Transmission and Distribution — 5.4%
	Non U.S. Companies
8,775	National Grid plc, ADR	427,781
3,300	Red Electrica Corporacion SA	168,873
	U.S. Companies
4,000	CH Energy Group Inc.	177,240
2,000	Consolidated Edison Inc.	81,880
5,000	Northeast Utilities	118,700
48,000	NSTAR	1,527,360
40,000	Pepco Holdings Inc.	595,200
1,666	UIL Holdings Corp.	43,966

		3,141,000

	Energy and Utilities: Integrated — 46.1%
	Non U.S. Companies
150,000	A2A SpA	294,793
600	Areva SA	346,289
9,000	Chubu Electric Power Co. Inc.	218,571
152,000	Datang International Power Generation Co. Ltd., Cl. H	79,432
2,700	E.ON AG	114,502
9,000	E.ON AG, ADR	382,950
10,000	Electric Power Development Co. Ltd.	316,939
10,000	Endesa SA	330,426
68,400	Enel SpA	434,156
9,760	EDP — Energias de Portugal SA, ADR	448,960
29,000	Enersis SA, ADR	535,050
140,000	Hera SpA	340,699
10,000	Hokkaido Electric Power Co. Inc.	208,099
10,000	Hokuriku Electric Power Co.	254,554
14,000	Huaneng Power International Inc., ADR	372,960
75,000	Iberdrola SA	735,886
13,000	Iberdrola SA, ADR	508,820
3,000	International Power plc	13,856
26,000	Korea Electric Power Corp., ADR†	396,240
10,000	Kyushu Electric Power Co. Inc.	226,703
4,500	Oesterreichische Elektrizitaetswirtschafts AG, Cl. A	227,515
10,000	Shikoku Electric Power Co. Inc.	305,241
10,000	The Chugoku Electric Power Co. Inc.	219,907
16,000	The Kansai Electric Power Co. Inc.	386,788
10,000	The Tokyo Electric Power Co. Inc.	262,352
10,000	Tohoku Electric Power Co. Inc.	222,804
	U.S. Companies
1,000	Allegheny Energy Inc.	26,520
2,000	ALLETE Inc.	67,140
20,000	Ameren Corp.	505,600
31,000	American Electric Power Co. Inc.	960,690
1,500	Avista Corp.	30,330
7,000	Black Hills Corp.	176,190
500	Cleco Corp.	12,540
500	CMS Energy Corp.	6,700
11,000	Dominion Resources Inc.	379,500
60,000	DPL Inc.	1,566,000
38,000	Duke Energy Corp.	598,120
5,000	El Paso Electric Co.†	88,350
10,000	Florida Public Utilities Co.	121,500
14,000	FPL Group Inc.	773,220
65,000	Great Plains Energy Inc.	1,166,750
22,000	Hawaiian Electric Industries Inc.	398,640
29,500	Integrys Energy Group Inc.	1,058,755
7,000	Maine & Maritimes Corp.	251,650
15,000	MGE Energy Inc.	547,200
45,000	NiSource Inc.	625,050
13,000	NorthWestern Corp.	317,590
19,500	OGE Energy Corp.	645,060
8,000	Otter Tail Corp.	191,440
1,000	PG&E Corp.	40,490
16,000	Pinnacle West Capital Corp.	525,120
4,200	PPL Corp.	127,428
31,000	Progress Energy Inc.	1,210,860
32,000	Public Service Enterprise Group Inc.	1,006,080
18,000	SCANA Corp.	628,200
1,000	TECO Energy Inc.	14,080
30,000	The AES Corp.†	444,600
1,500	The Empire District Electric Co.	27,135
45,000	The Southern Co.	1,425,150
15,000	Unisource Energy Corp.	461,250
17,000	Vectren Corp.	391,680
41,000	Westar Energy Inc.	799,910
5,000	Wisconsin Energy Corp.	225,850
45,000	Xcel Energy Inc.	865,800

		26,892,660

	Energy and Utilities: Natural Gas Integrated — 5.0%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	389,253
	U.S. Companies
50,000	El Paso Corp.	516,000
1,000	Energen Corp.	43,100
18,000	National Fuel Gas Co.	824,580
2,000	ONEOK Inc.	73,240
24,000	Southern Union Co.	498,960
30,000	Spectra Energy Corp.	568,200

		2,913,333

	Energy and Utilities: Natural Gas Utilities — 4.0%
	Non U.S. Companies
1,500	Enagas	31,345
1,890	GDF Suez	83,926
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
	Non U.S. Companies (Continued)
11,454	GDF Suez, ADR (a)	$510,734
6,867	GDF Suez, Strips	10
	U.S. Companies
16,000	Atmos Energy Corp.	450,880
20,000	Nicor Inc.	731,800
5,000	Piedmont Natural Gas Co. Inc.	119,700
10,000	Southwest Gas Corp.	255,800
5,000	The Laclede Group Inc.	160,800

		2,344,995

	Energy and Utilities: Oil — 3.8%
	Non U.S. Companies
1,000	Niko Resources Ltd.	78,223
4,400	PetroChina Co. Ltd., ADR	500,500
13,500	Petroleo Brasileiro SA, ADR	619,650
9,000	Royal Dutch Shell plc, Cl. A, ADR	514,710
	U.S. Companies
3,000	Chevron Corp.	211,290
2,000	ConocoPhillips	90,320
2,000	Devon Energy Corp.	134,660
1,000	Exxon Mobil Corp.	68,610

		2,217,963

	Energy and Utilities: Services — 0.5%
	Non U.S. Companies
10,000	ABB Ltd., ADR	200,400
	U.S. Companies
2,500	Halliburton Co.	67,800

		268,200

	Energy and Utilities: Water — 3.0%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	24,495
49,000	Severn Trent plc	759,996
37,090	United Utilities Group plc	270,653
	U.S. Companies
8,666	Aqua America Inc.	152,868
2,700	California Water Service Group	105,138
4,000	Middlesex Water Co.	60,320
17,000	SJW Corp.	388,450

		1,761,920

	Diversified Industrial — 1.2%
	Non U.S. Companies
13,000	Bouygues SA	661,072
	U.S. Companies
2,000	Woodward Governor Co.	48,520

		709,592

Shares/		Market
Units		Value
	Environmental Services — 0.8%
	Non U.S. Companies
500	Suez Environnement Co. SA	$11,421
12,000	Veolia Environnement	459,904

		471,325

	Independent Power Producers and Energy Traders — 0.6%
	U.S. Companies
12,000	NRG Energy Inc.†	338,280

	TOTAL ENERGY AND UTILITIES	41,385,828

	COMMUNICATIONS — 22.1%
	Cable and Satellite — 6.7%
	Non U.S. Companies
10,000	Cogeco Inc.	238,080
2,500	Rogers Communications Inc., Cl. B	70,500
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	36,618
	U.S. Companies
25,000	Cablevision Systems Corp., Cl. A	593,750
32,000	DISH Network Corp., Cl. A†	616,320
3,600	EchoStar Corp., Cl. A†	66,456
4,580	Liberty Global Inc., Cl. A†	103,371
4,000	Liberty Global Inc., Cl. C†	89,840
75,000	The DIRECTV Group Inc.†	2,068,500

		3,883,435

	Telecommunications — 13.2%
	Non U.S. Companies
10,000	AS Eesti Telekom	92,630
26,000	BCE Inc.	641,420
4,000	Belgacom SA	155,818
2,102	Bell Aliant Regional Communications Income Fund (a)(b)	54,817
27,000	BT Group plc, ADR	561,870
38,000	Deutsche Telekom AG, ADR	519,080
6,000	France Telecom SA, ADR	161,520
6,000	Manitoba Telecom Services Inc.	186,728
3,500	Orascom Telecom Holding SAE, GDR	108,815
25,000	Portugal Telecom SGPS SA	264,685
15,000	Royal KPN NV, ADR	249,450
1,500	Swisscom AG	536,645
10,000	Telecom Italia SpA	17,546
16,000	Telefonica SA, ADR	1,326,560
14,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	244,160
13,000	Telekom Austria AG	234,371
13,000	Telmex Internacional SAB de CV, ADR	181,350
	U.S. Companies
31,000	AT&T Inc.	837,310
70,000	Sprint Nextel Corp.†	276,500
10,000	Telephone & Data Systems Inc.	310,100
25,000	Verizon Communications Inc.	756,750

		7,718,125

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMUNICATIONS (Continued)
	Wireless Communications — 2.2%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	$87,660
10,000	Millicom International Cellular SA†	727,400
1,600	Mobile TeleSystems OJSC, ADR	77,232
4,000	Turkcell Iletisim Hizmetleri A/S, ADR	71,480
12,000	Vimpel-Communications, ADR†	224,400
5,000	Vodafone Group plc, ADR	112,500

		1,300,672

	TOTAL COMMUNICATIONS	12,902,232

	OTHER — 2.7%
	Aerospace — 1.1%
	Non U.S. Companies
90,000	Rolls-Royce Group plc†	677,172

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	54,437

	Business Services — 0.1%
	Non U.S. Companies
4,000	Sistema JSFC, GDR† (b)	58,400

	Entertainment — 0.6%
	Non U.S. Companies
11,000	Vivendi	340,370

	Metals and Mining — 0.4%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	225,344

	Real Estate — 0.2%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	136,260

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	97,825

	TOTAL OTHER	1,589,808

	TOTAL COMMON STOCKS	55,877,868

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	69,000

	OTHER — 0.1%
	Transportation — 0.1%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd.	52,100

	TOTAL CONVERTIBLE PREFERRED STOCKS	121,100

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13† (b)	34,816

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	OTHER — 0.2%
	Real Estate — 0.2%
	U.S. Companies
$350,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	122,938

	U.S. GOVERNMENT OBLIGATIONS — 3.7%
2,135,000	U.S. Treasury Bills, 0.086% to 0.172%††, 10/22/09 to 12/24/09	2,134,718

TOTAL INVESTMENTS — 100.0% (Cost $54,411,218)		$58,291,440

	Aggregate book cost	$54,411,218

	Gross unrealized appreciation	$8,048,473
	Gross unrealized depreciation	(4,168,251)

	Net unrealized appreciation/depreciation	$3,880,222

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $565,551 or 0.97% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the market value of Rule 144A securities amounted to $148,033 or 0.25% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	63.6%	$37,089,894
Europe	26.0	15,169,117
Japan	4.5	2,621,957
Latin America	3.3	1,917,709
Asia/Pacific	2.4	1,383,948
Africa/Middle East	0.2	108,815

Total Investments	100.0%	$58,291,440

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 9/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$55,877,868	—	$55,877,868
Convertible Preferred Stocks (a)	121,100	—	121,100
Warrants (a)	—	$34,816	34,816
Convertible Corporate Bonds	—	122,938	122,938
U.S. Government Obligations	—	2,134,718	2,134,718

TOTAL INVESTMENTS IN SECURITIES	$55,998,968	$2,292,472	$58,291,440

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
     There were no Level 3 investments held at December 31, 2008 or September 30, 2009.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Current notional amounts are an indicator of the volume of the Fund’s derivative activities during the period.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an equity swap agreement with The Goldman Sachs Group, Inc. Details of the swap at September 30, 2009 are as follows:
     Equity or CFD Swaps

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$387,539 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$(11,492)
     For open derivative instruments as of September 30, 2009, see the preceding table, which is also indicative of activity for the year ended December 31, 2008.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $431,743.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Global Utility & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Global Utility & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Alternext US trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE Alternext US or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
AND YOUR PERSONAL PRIVACY
Who are we?
The Gabelli Global Utility & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422
Trustees
Anthony J. Colavita
   President,
   Anthony J. Colavita, P.C.
James P. Conn
   Former Managing Director &
   Chief Investment Officer,
   Financial Security Assurance Holdings Ltd.
Mario d’Urso
   Former Italian Senator
Vincent D. Enright
   Former Senior Vice President &
   Chief Financial Officer,
   KeySpan Corp.
Michael J. Melarkey
   Attorney-at-Law,
   Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
   Certified Public Accountant,
   Salibello & Broder LLP
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
   President
Peter D. Goldstein
   Chief Compliance Officer
Agnes Mullady
   Treasurer & Secretary
David I. Schachter
   Vice President & Ombudsman
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex—Symbol:	GLU
Shares Outstanding:	3,050,236
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 11/25/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/25/09

* Print the name and title of each signing officer under his or her signature.